Prudential World Fund, Inc.

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

June 30, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential World Fund, Inc.:

Form N-1A Post-Effective Amendment No. 80 to the Registration

Statement under the Securities Act of 1933 (1933 Act);

Amendment No. 81 to the Registration Statement under

the Investment Company Act of 1940 (1940 Act)

Securities Act Registration No. 002-89725

Investment Company Act No. 811-03981

Dear Sir or Madam:

On behalf of Prudential World Fund, Inc. (the Registrant), transmitted herewith for filing is Post-Effective Amendment No. 80 to the Registration Statement under the 1933 Act and Amendment No. 81 to the Registration Statement under the 1940 Act (the Amendment).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add a new series of the Registrant, to be known as the Prudential Jennison Emerging Markets Equity Fund.

The Registrant intends to file a subsequent post-effective amendment on or before September 12, 2014 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President and Corporate Counsel